Related party balances and transactions	6 Months Ended
Jun. 30, 2026
Related party balances and transactions
Related party balances and transactions

Note 14 — Related party balances and transactions

The following is a list of related parties which the Group has transactions with:

- Mr. Yuan Li, 100% owner of the Company’s largest shareholder and one of the directors of the Company.

- Mr. Xiang Lan, key management of the Company.

- JD LIYUAN LIMITED, the Company’s largest shareholder.

Amounts due to related parties

The amounts due to related parties consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Mr. Yuan Li	417,062	202,372	29,826
JD LIYUAN LIMITED	45,732	55,384	8,163
Mr. Xiang Lan	43	—	—
Total	462,837	257,756	37,989

Amounts due to Mr. Yuan Li are unsecured, interest-free, due in July 2029, and represent the purchase payments for a vehicle on behalf of Kebiao Technology, which is mainly because vehicle installment payments can only be processed on behalf of Kebiao Technology in the name of its legal representative. Amounts due to JD LIYUAN LIMITED are unsecured, interest-free and repayable on demand, which represent the advance expenses paid on behalf of the Group.